Earnings per share (EPS) - Income data used in the basic and diluted EPS calculations for profit attributable to owners (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Net profit (loss) for the year	€ 100,324	€ 33,612	€ 33,894
Class A shares
Earnings per share
Basic EPS from profit attributable	€ 0.34	€ 0.11	€ 0.12
Diluted EPS from profit attributable	0.31	0.1	0.11
Class B shares
Earnings per share
Basic EPS from profit attributable	0.03	0.01	0.01
Diluted EPS from profit attributable	€ 0.03	€ 0.01	€ 0.01